ORGANIZATION (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Jun. 01, 2023	Jun. 03, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Ordinary shares issued			160,707,171	152,130,300
Common stock shares outstanding			160,659,630	152,130,300
Ordinary shares description			(i) privately placed JWAC Common Stock holders of 493,000 shares, (ii) holders with JWAC’s privately placed right to receive (1/8) of ordinary shares, equivalent of 61,625 shares, (iii) I-banker privately placed 136,000 shares, (iv) I-banker with privately place right to receive (1/8) of ordinary shares, equivalent of 17,000 shares, (v) I-banker representative shares of 276,000, (vi) JWAC officers and directors of 300,000 shares, (vii) Chijet independent directors compensation of 20,000 shares, (viii) Greentree Financial Group Inc. (“Greentree”) of 200,000 shares due to the conversion of Shandong Baoya’s accrued expenses of $1,000,000 pursuant to the financial consulting agreements with Greentree, and 250,000 shares issued for exercise of Greentree’s warrants.
Increase in additional paid-in capital.	$ 4,490		$ 4,490
Recapitalization costs			1,500
Transaction costs			1,500
Deferred costs			3,000
Net losses			98,501	$ 111,518	$ 62,552
Working capital deficit			434,226
Cash outflow operating activities			$ 40,017	$ (22,383)	$ 22,374
Shandong Baoya [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Ordinary shares issued		53,879,310
Business acquired percentage		85.172%
Business acquired description		(1) WFOE acquired 17.245% stake in Shandong Baoya from two shareholders through 53,879,310 ordinary shares issued by Chijet Inc.; and (2) WFOE acquired 67.927% stake in Shandong Baoya from seven shareholders, individual and institutional, for total consideration of Renminbi (“RMB”) 7. Upon those transactions, all seven shareholders entered into a voting agreement to vote consensually concerning operation and development matters of the Chijet Inc. and its subsidiaries
JWAC Public Shareholders [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Shares issued	1,725,000
Ordinary shares issued	160,359,630
Common stock shares outstanding	160,359,630
Shares issued	1,300,705
JWAC Public Shareholders [Member] | Common Class B [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Shares issued	1,503,625
JWAC Public Shareholders [Member] | Common Class B [Member] | Contingent Value Right [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Shares issued	3,450,000
Sellers [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Shares issued	266,102,827
Ordinary shares issued	152,130,300
Exchange ratio	57.17%
Aggregate value	$ 1,600,000
Share price	$ 10.517
Redemption price values	$ 674,000